BALANCE SHEET - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 83,045,000	$ 128,318,000
Prepaid assets	2,833,000	1,503,000
Total current assets	123,897,000	148,675,000
Total assets	176,856,000	193,011,000
Current liabilities:
Accounts payable	7,455,000	2,444,000
Total current liabilities	55,981,000	49,290,000
Total liabilities	124,947,000	67,297,000
Commitments and Contingencies (see Note 5)
Class A common stock subject to possible redemption	480,631,000	480,631,000
Shareholders’ Deficit
Common stock, $0.0001 par value; 36,327 shares authorized, 2,382,358 and 2,106,934 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively	0	0
Additional paid-in capital	24,783,000	21,711,000
Accumulated deficit	(456,245,000)	(379,889,000)
Total shareholders’ deficit	(428,722,000)	(354,917,000)
Total liabilities, contingently redeemable preferred stock, and shareholders' deficit	176,856,000	193,011,000
AMCI ACQUISITION CORP. II
Current assets:
Cash and cash equivalents	6,671	343,399
Prepaid assets	190,645	337,534
Total current assets	197,316	680,933
Prepaid expenses – long-term	0	184,812
Investments held in trust account	152,296,551	150,006,015
Total assets	152,493,867	150,871,760
Current liabilities:
Accounts payable	2,494,997	85,534
Accrued expenses	2,257,059	229,733
Due to related party	1,374,000	49,723
Capital base tax payable	394,311	198,129
Franchise tax payable	43,552	188,237
Income tax payable	309,320
Total current liabilities	6,873,239	751,356
Deferred underwriting commissions	200,000	5,250,000
Derivative warrant liabilities	2,640,370	5,610,000
Total liabilities	9,713,609	11,611,356
Commitments and Contingencies (see Note 5)
Shareholders’ Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued or outstanding as of December 31, 2022 and 2021	0	0
Additional paid-in capital	0	0
Accumulated deficit	(8,333,750)	(10,739,971)
Total shareholders’ deficit	(8,333,375)	(10,739,596)
Total liabilities, contingently redeemable preferred stock, and shareholders' deficit	152,493,867	150,871,760
AMCI ACQUISITION CORP. II | Class A Common stock
Current liabilities:
Class A common stock subject to possible redemption		150,000,000
AMCI ACQUISITION CORP. II | Class A Common Stock Subject to Redemption
Current liabilities:
Class A common stock subject to possible redemption	151,113,633	150,000,000
AMCI ACQUISITION CORP. II | Class A Common Stock Not Subject to Redemption
Shareholders’ Deficit
Common stock, $0.0001 par value; 36,327 shares authorized, 2,382,358 and 2,106,934 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively	0	0
AMCI ACQUISITION CORP. II | Class B Common Stock
Shareholders’ Deficit
Common stock, $0.0001 par value; 36,327 shares authorized, 2,382,358 and 2,106,934 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively	$ 375	$ 375